Vessel Deposits	12 Months Ended
Dec. 31, 2011
Vessel Deposits [Abstract]
Vessel Deposits
5.	Vessel Deposits

	December 31, 2011	December 31, 2010
Opening balance	$—	$16,243
Capitalized interest	—	525
Release of original deposit	—	(15,477)
Impairment of capitalized interest	—	(1,291)

Closing balance	$—	$—

The Company agreed in September 2008 to purchase two 4,250 TEU newbuildings from German interests in the fourth quarter of 2010 for approximately $77,400 each. A deposit of 10% was paid.

On November 8, 2010 the Company signed agreements with the sellers of the vessels which terminated the Company's purchase obligations and granted the Company purchase options to acquire the vessels one year later (see notes 7 and 14). Under the agreements, the Company released the vessel deposits.